ACQUISITIONS (Tables)	12 Months Ended
Feb. 25, 2017
Business Acquisition, Pro Forma Information	Supplemental information on an unaudited pro forma basis is as follows (in millions):

Fiscal 2014
Net sales and other revenue	$57,496.9
Loss from continuing operations, net of tax	$(281.5)

Haggen
Summary of Allocation of Fair Value of Assets Acquired and Liabilities Assumed

The following summarizes the allocation of the fair value of assets acquired and liabilities assumed at the acquisition date (in millions):

June 2, 2016
Inventory	$31.8
Other current assets	2.5
Property and equipment	89.9
Intangible assets, primarily pharmacy scripts and trade names	31.4

Total assets acquired	155.6
Capital lease obligations	35.2
Other long-term liabilities	22.7

Total liabilities assumed	57.9

Net assets purchased	97.7
Goodwill	16.1

Total purchase consideration	$113.8

AP Transaction
Summary of Allocation of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the final allocation of the fair value of assets acquired and liabilities assumed (in millions):

November 17, 2015
Current assets, including $1.7 million in acquired cash	$51.1
Property and equipment	133.9
Intangible assets	67.1

Total assets acquired	252.1
Current liabilities	2.3
Capital lease obligations	71.7
Other long-term liabilities	16.2

Total liabilities assumed	90.2

Net assets purchased	161.9
Goodwill	130.8

Total purchase consideration	$292.7

Identifiable Intangible Assets Acquired

The identifiable intangible assets acquired consisted of the following as of the date of the A&P Transaction (in millions):

Beneficial lease rights	$44.0
Customer lists, including prescription files	19.4
Other intangibles	2.5

Total finite intangible assets	65.9
Liquor licenses	1.2

Total identifiable intangible assets	$67.1

Safeway
Summary of Allocation of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the final allocation of the fair value of assets acquired and liabilities assumed at the date of the Safeway acquisition (in millions):

January 30, 2015
Cash	$2,202.9
Receivables	348.4
Inventories	2,493.7
Other current assets	614.1
Property and equipment	8,102.4
Intangible assets	3,102.2
Other assets	719.7

Total assets acquired	17,583.4
Current liabilities	2,984.8
Long-term capital lease obligations	514.2
Long-term debt	2,470.3
Long-term deferred income taxes	1,817.1
Other long-term liabilities	2,205.0

Total liabilities assumed	9,991.4

Net assets purchased	7,592.0
Goodwill	942.4

Total purchase consideration	$8,534.4

Identifiable Intangible Assets Acquired

The identifiable intangible assets acquired consisted of the following as of the date of the Safeway acquisition (in millions):

Trade names	$1,458.0
Beneficial lease rights	367.2
Customer lists, including prescription files and licenses	865.2
Internally developed software and loyalty program technology	375.3

Total finite intangible assets	3,065.7
Liquor licenses	36.5

Total identifiable intangible assets	$3,102.2